Financial Instruments-risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financial Instruments-risk management [Abstract]
Disclosure of detailed information about gearing ratios [text block]
The gearing ratios at 31 December 2017 and 2016 were as follows:

Amounts in US$ '000	2017	2016
Net Debt	291,449	285,109
Total Equity	126,840	141,593
Total Capital	418,289	426,702
Gearing Ratio	70%	67%